Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Entity Addresses [Line Items]
Entity Registrant Name	ALPINE SUMMIT ENERGY PARTNERS, INC.
Entity Central Index Key	0001882607
Current Fiscal Year End Date	--12-31
Document Type	40-F/A
Amendment Flag	true
Document Period End Date	Dec. 31, 2021
Entity Current Reporting Status	Yes
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Interactive Data Current	Yes
Entity File Number	000-56354
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	2200 HSBC Building
Entity Address, Address Line Two	885 West Georgia Street
Entity Address, City or Town	Vancouver,
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6C
City Area Code	346
Local Phone Number	264-2900
Annual Information Form	true
Audited Annual Financial Statements	true
Document Annual Report	true
Document Registration Statement	false
Amendment Description	Alpine Summit Energy Partners, Inc. (the "Registrant") is filing this Amendment No. 1 (the "Form 40-F/A") to its Annual Report on Form 40-F for the year ended December 31, 2021 (the "Form 40-F") to furnish Exhibit 101 and Exhibit 104 to the Form 40-F, which provide certain items from our Form 40-F formatted in eXtensible Business Reporting Language ("XBRL"). In accordance with the policy of the Securities and Exchange Commission (the "Commission") stated in Release No. 33-9002, we are filing this Form 40-F/A within the 30-day period available to first-time XBRL filers following the filing of our Form 40-F, as filed with the Commission on April 26, 2022. No other changes have been made to the Form 40-F other than the furnishing of the exhibit described above. This Form 40-F/A does not reflect subsequent events occurring after the original date of the Form 40-F, or modify or update in any way disclosures made in the Form 40-F.
Auditor Name	WEAVER AND TIDWELL, L.L.P.
Auditor Location	Houston, Texas
Auditor Firm ID	410
Subordinate Voting Shares [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	32,535,731
Multiple Voting Shares [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	10,335.33
Proportionate Voting Shares [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	15,947.29
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	122 E 42
Entity Address, Address Line Two	18
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
City Area Code	212
Local Phone Number	947-7200
Contact Personnel Name	Cogency Global Inc.